Financial risks (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management [Abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31,
	2019	2018
	$	$

Cash and cash equivalents	46,267	38,677
Amounts receivable	-	1,011
Other assets	567	641
Accounts payable and accrued liabilities	(86)	(22)
Revolving credit facility	(15,000)	-
Net exposure, in US dollars	31,748	40,307
Equivalent in Canadian dollars	41,234	54,987

Disclosure of detailed information about financial instruments [Table Text Block]
	As at December 31, 2019
	Amount payable		Estimated annual payments
	at maturity	Maturity	2020	2021	2022	2023	2024	2025-2029
	$		$	$	$	$	$

Conv. debenture (2016)	50,000	February 12, 2021	2,005	50,236	-	-	-	-
Conv. debentures (2018)	300,000	December 31, 2022	12,000	12,000	312,000	-	-	-
Lease liabilities	10,126	December 31, 2029	1,256	1,256	1,256	1,261	1,284	6,422
Revolving credit facility(i)	19,482	November 14, 2023	2,630	2,630	2,630	21,773	-	-
	379,608		17,891	66,122	315,886	23,034	1,284	6,422

(i) The interest payable is based on the actual interest rate as at December 31, 2019.